LOANS TO RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans to Related Parties [Roll Forward]
Beginning balance	$ 6,195	$ 8,097	$ 10,426
Additions	5,609	5,034	827
Deductions	(1,321)	(6,936)	(3,156)
Ending balance	10,483	6,195	8,097
Loans 90 days past due	$ 0	$ 0	$ 0